S000045649 [Member] Investment Objectives and Goals - iShares Global REIT ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GLOBAL REIT ETFTicker: REETStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets.